Note 13 - Restructuring - Summary of Restructuring and Related Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance as of December 31, 2023	$ 691
Charges	123	$ 1,253	$ 19,153	$ 0
Cash payments	(245)
Balance as of March 31, 2024	569		691
Cost of Sales [Member]
Charges	105	50	5,721
Research and Development Expense [Member]
Charges	0	503	941
Selling and Marketing Expense [Member]
Charges	18	513	2,079
General and Administrative Expense [Member]
Charges	0	187	472
One-time Termination Benefits [Member]
Balance as of December 31, 2023	402	0	0
Charges	18		3,224
Cash payments	(220)		(2,822)
Balance as of March 31, 2024	200		402	0
One-time Termination Benefits [Member] | Cost of Sales [Member]
Charges			130
One-time Termination Benefits [Member] | Research and Development Expense [Member]
Charges			789
One-time Termination Benefits [Member] | Selling and Marketing Expense [Member]
Charges			2,011
One-time Termination Benefits [Member] | General and Administrative Expense [Member]
Charges			294
Loss on Long-Term Purchase Commitment [Member]
Balance as of December 31, 2023	233	0	0
Charges	105		360
Cash payments	(2)		(127)
Balance as of March 31, 2024	336		233	0
Loss on Long-Term Purchase Commitment [Member] | Cost of Sales [Member]
Charges			360
Loss on Long-Term Purchase Commitment [Member] | Research and Development Expense [Member]
Charges			0
Loss on Long-Term Purchase Commitment [Member] | Selling and Marketing Expense [Member]
Charges			0
Loss on Long-Term Purchase Commitment [Member] | General and Administrative Expense [Member]
Charges			0
Other Restructuring [Member]
Balance as of December 31, 2023	56	$ 0	0
Charges	0		123
Cash payments	(23)		(67)
Balance as of March 31, 2024	$ 33		56	$ 0
Other Restructuring [Member] | Cost of Sales [Member]
Charges			0
Other Restructuring [Member] | Research and Development Expense [Member]
Charges			0
Other Restructuring [Member] | Selling and Marketing Expense [Member]
Charges			0
Other Restructuring [Member] | General and Administrative Expense [Member]
Charges			$ 123